Deferred income tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred income tax
13. Deferred income tax

All figures in £ millions	2020	2019
Deferred income tax assets	32	59
Deferred income tax liabilities	(62)	(48)

Net deferred income tax (liability)/asset	(30)	11

Substantially all of the deferred income tax assets are expected to be recovered after more than one year.
Deferred income tax assets and liabilities shall be offset when there is a legally enforceable right to offset current income tax assets with current income tax liabilities and where the deferred income taxes relate to the same fiscal authority. At 31 December 2020, the Group has gross tax losses for which no deferred tax asset is recognised of £166m (2019: £168m) in respect of UK losses, £369m (2019: £362m) in respect of US losses and approximately £300m (2019: £315m) in respect of losses in other territories. The UK losses are capital losses which can be carried forward indefinitely. The US losses relate to federal and state taxes. Federal tax losses can be carried forward indefinitely; certain state tax losses may have expiry periods between one and 20 years.
Other gross deductible temporary differences for which no deferred tax asset is recognised total £56m (2019: £82m). As at 31 December 2020, £27m of tax losses and other deductible temporary differences included in the disclosed amounts above had been offered in settlement of various tax assessments in India
The amount of temporary differences associated with subsidiaries for which no deferred tax has been provided is not material
Deferred income tax assets of £20m (2019: £41m) have been recognised in countries that reported a tax loss in either the current or preceding year. The majority arises in Brazil in respect of tax deductible goodwill. It is considered more likely than not that there will be sufficient future taxable profits to realise these assets.
The recognition of the deferred income tax assets is supported by management’s forecasts of the future profitability of the relevant countries. In some cases deferred income tax assets are forecast to be recovered through taxable profits over a period that exceeds five years. Management consider these forecasts are sufficiently reliable to support the recovery of the assets. Where there are insufficient forecasts of future profits, deferred income tax assets have not been recognised.

The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Interest limitations	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2019	20	31	(55)	68	(205)	28	52	(61)
Exchange differences	(1)	(1)	(1)	(3)	6	(2)	(3)	(5)
Income statement benefit/(charge)	70	(10)	(4)	(24)	—	31	1	64
Tax benefit/(charge) in other comprehensive income	—	—	22	—	—	—	(4)	18
Tax charge in equity	—	—	—	—	—	—	(5)	(5)

At 31 December 2019	89	20	(38)	41	(199)	57	41	11
Exchange differences	2	—	(1)	(2)	2	(4)	(5)	(8)
Income statement (charge)/benefit	(44)	(12)	(12)	6	(12)	23	21	(30)
Tax benefit/(charge) in other comprehensive income	—	—	2	—	—	—	(5)	(3)
At 31 December 2020	47	8	(49)	45	(209)	76	52	(30)

Other deferred income tax items include temporary differences in respect of share-based payments, provisions, depreciation and royalty advances.
As at 31 December 2020, no deferred income tax assets or liabilities were classified as held for sale (2019: £nil).